UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment            			[   ]  Amendment Number:
   This Amendment (Check only one):  	[   ]  is a restatement
                                 					[   ]  adds new holdings

Institutional Investment Management Filing this Report:

Name:		  Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
       		Houston, Texas  77002

13F File Number:  28 - 7004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Managing General Partner
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	   Houston, Texas 	 12/31/99
	Signature	           City, State	 	  Date

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
		of this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported
		are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion
		of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		              1

Form 13F Information Table Entry Total		         69

Form 13F Information Table Value Total:	$   123,495
  								Thousands)


List of Other Included Managers:

01 - Mellon Bank


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.)	Mellon Bank		28-409

                                                                   Other   Vote
  Name of Issuer   Class   CUSIP     Value   Shares   Discretion   Magers  Auth

Altera Corp         Com  021441100   1,314   26,515      Sole              Sole
American Express    Com  025816109     698    4,200  Defined, 1, i     01  None
American Home Prod  Com  026609107   3,574   91,055      Sole              Sole
American Home Prod  Com  026609107     109    2,800  Defined, 1, i     01  None
American Inter.     Com  026874107   4,020   37,184      Sole              Sole
Applied Materials   Com  038222105   2,369   18,710      Sole              Sole
BankAmerica         Com  068055102     175    3,500  Defined, 1, i     01  None
BankAmerica         Com  068055102  32,838  654,319  Shared/Other          Sole
Bank of New York    Com  064057102     240    6,000  Defined, 1, i     01  None
BE Aerospace        Com  073302101     320   38,000      Sole              Sole
Boston Scientific   Com  101137107   1,299   59,414      Sole              Sole
Boston Scientific   Com  101137107      87    4,000  Defined, 1, i     01  None
Bristol Myers Squib Com  110122108   3,003   46,795      Sole              Sole
Berkshire Hathaway  Com  084670207   2,739    1,497      Sole              Sole
Berkshire Hathaway  Com  084670207     192      105  Defined, 1, i     01  None
CitiGroup           Com  172967101   2,612   46,905      Sole              Sole
CitiGroup           Com  172967101     250    4,500  Defined, 1, i     01  None
Coco-Cola Company   Com  191216100     233    4,000  Defined, 1. i     01  None
Coco-Cola Company   Com  191216100     343    5,900      Sole              None
Cisco Systems       Com  17275R102   3,864   36,096      Sole              Sole
CV Therapeutics     Com  126667104   3,576  137,530      Sole              Sole
CV Therapeutics     Com  126667104     273   10,500  Defined, 1. i     01  None
Cyberonics          Com  23251P102   2,006  126,425      Sole              Sole
Cyberonics          Com  23251P102      63    4,000  Defined, 1. i     01  None
Disney              Com  254687106   1,155   39,518      Sole              Sole
EMC Corp            Com  268648102     501    4,593      Sole              Sole
Eli Lilly           Com  532457108   1,696   25,515      Sole              Sole
Eli Lilly           Com  532457108     133    2,000  Defined, 1, i     01  None
Enron               Com  293561106     355    8,000      Sole              Sole
Exxon Mobil         Com  30231G102   1,823   22,640      Sole              Sole
Exxon Mobil         Com  30231G102     212    2,640  Defined, 1. i     01  None
Ford Motor Company  Com  345370100     239    4,500  Defined, 1, i     01  None
General Electric    Com  369604103   2,745   17,744      Sole              Sole
General Electric    Com  369604103   3,017   19,500  Defined, 1. i     01  None
Guidant             Com  401698105     423    9,000      Sole              Sole
GTE                 Com  362320103     568    8,054      Sole              Sole
International Bus.  Com  459200101   1,828   16,590      Sole              Sole
Intel Corp.         Com  458140100   4,006   49,435      Sole              Sole
Intel Corp.         Com  458140100     329    4,000  Defined, 1, i     01  None
I-2Technologies     Com  465754109   5,023   25,810      Sole              Sole
Loral Space         Com  G56462107   1,909   78,525      Sole              Sole
Loral Space         Com  G56462107      97    4,000  Defined, 1. i     01  None
Mcgraw Hill Pub.    Com  580645109     369    6,000  Defined, 1, i     01  None
MCI Worldcom        Com  55268B106   1,641   20,651      Sole              Sole
MCI Worldcom        Com  55268B106      79    1,000  Defined, 1, i     01  None
Medtronic           Com  585055106   2,720   74,661      Sole              Sole
Medtronic           Com  585055106     145    4,000  Defined, 1, i     01  None
Merck               Com  589331107   3,674   54,694      Sole              Sole
Merck               Com  589331107     134    2,000  Defined, 1, i     01  None
Microsoft           Com  594918104   2,867   24,576      Sole              Sole
Microsoft           Com  594918104     233    2,000  Defined, 1, i     01  None
Monsanto            Com  611662107   2,366   66,775      Sole              Sole
Monsanto            Com  611662107     141    4,000  Defined, 1, i     01  None
Nortel              Com  656569100   5,638   55,825      Sole              Sole
Oracle Corp         Com  68389X105   1,956   17,470      Sole              Sole
Parkway Properties  Com  70159Q104     176    6,125      Sole              Sole
Pfizer              Com  717081103     250    7,725      Sole              Sole
Procter & Gamble    Com  742718109   1,134   10,355      Sole              Sole
Southwest Airlines  Com  844741108     190   11,812  Defined, 1, i     01  None
Southwest Airlines  Com  844741108      45    2,934      Sole              Sole
Sysco Corp          Com  871829107     553   14,000      Sole              Sole
Teco Energy         Com  872375100   2,407  129,714      Sole              Sole
Texas Instruments   Com  882508104   2,743   28,393      Sole              Sole
Union Pacific       Com  907818108     179    4,100      Sole              Sole
Vornado             Com  929042109     292    9,000  Defined, 1, i     01  None
Wal Mart Stores     Com  931142103     414    6,000      Sole              Sole
Warner Lambert      Com  934488107     241    2,950      Sole              Sole
Warner Lambert      Com  934488107     491    6,000  Defined, 1, i     01  None
Wells Fargo         Com                161    4,000  Defined, 1, i     01  None

